Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

As of December 31, 2024 and 2023, intangible assets consisted of the following:

	December 31, 2024	December 31, 2023
Intangible assets	$53,870	$30,187
Less: accumulated amortization	(13,339)	(9,932)
	$40,531	$20,255

Schedule of Amortization Amount of Intangible Asset	The following is a schedule, by fiscal years, of amortization amount of intangible asset as of December 31, 2024:
2025	$3,767
2026	3,767
2027	3,803
2028	3,306
2029 and thereafter	25,888
Total	$40,531